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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22066

                      Cornerstone Progressive Return Fund

               (Exact name of registrant as specified in charter)

  350 Jericho Turnpike, Suite 206      Jericho, New York              11753
       (Address of principal executive offices)                    (Zip code)

                                Frank J. Maresca

      Ultimus Fund Solutions, LLC  350 Jericho Turnpike, Suite 206  Jericho,
                                                                  New York 11753
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 326-3597

Date of fiscal year end:         December 31, 2010

Date of reporting period:       December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

CONTENTS

Portfolio Summary                                                              1

Summary Schedule of Investments                                                2

Statement of Assets and Liabilities                                            5

Statement of Operations                                                        6

Statement of Changes in Net Assets                                             7

Financial Highlights                                                           8

Notes to Financial Statements                                                  9

Report of Independent Registered Public Accounting Firm                       15

Tax Information                                                               16

Additional Information Regarding the Fund's Trustees
  and Corporate Officers                                                      17

Description of Dividend Reinvestment Plan                                     20

Proxy Voting and Portfolio Holdings Information                               22

Privacy Policy Notice                                                         23

Summary of General Information                                                26

Shareholder Information                                                       26



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
PORTFOLIO SUMMARY - AS OF DECEMBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR ALLOCATION
                                                            Percent of
Sector                                                      Net Assets
--------------------------------------------------------------------------------
Closed-End Funds                                              90.2
--------------------------------------------------------------------------------
Information Technology                                         1.5
--------------------------------------------------------------------------------
Healthcare                                                     1.1
--------------------------------------------------------------------------------
Industrials                                                    1.1
--------------------------------------------------------------------------------
Consumer Staples                                               1.0
--------------------------------------------------------------------------------
Energy                                                         0.8
--------------------------------------------------------------------------------
Consumer Discretionary                                         0.5
--------------------------------------------------------------------------------
Financials                                                     0.5
--------------------------------------------------------------------------------
Materials                                                      0.2
--------------------------------------------------------------------------------
Other                                                          3.1
--------------------------------------------------------------------------------


TOP TEN HOLDINGS, BY ISSUER
                                                                      Percent of
     Holding                                      Sector              Net Assets
--------------------------------------------------------------------------------
1.   Royce Value Trust, Inc.                      Closed-End Funds        6.4
--------------------------------------------------------------------------------
2.   AllianceBernstein Income Fund                Closed-End Funds        5.4
--------------------------------------------------------------------------------
3.   Eaton Vance Risk-Managed Diversified
     Equity Income Fund                           Closed-End Funds        5.2
--------------------------------------------------------------------------------
4.   Eaton Vance Tax-Managed Diversified
     Equity Income Fund                           Closed-End Funds        5.2
--------------------------------------------------------------------------------
5.   Alpine Total Dynamic Dividend Fund           Closed-End Funds        5.0
--------------------------------------------------------------------------------
6.   Calamos Strategic Total Return Fund          Closed-End Funds        3.3
--------------------------------------------------------------------------------
7.   Alpine Global Premier Properties Fund        Closed-End Funds        3.3
--------------------------------------------------------------------------------
8.   Eaton Vance Tax-Managed Global Diversified
     Equity Income Fund                           Closed-End Funds        3.1
--------------------------------------------------------------------------------
9.   Dow 30 Enhanced Premium & Income Fund, Inc.  Closed-End Funds        3.1
--------------------------------------------------------------------------------
10.  Adams Express Company (The)                  Closed-End Funds        2.8
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                               1

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
SUMMARY SCHEDULE OF INVESTMENTS - DECEMBER 31, 2010
--------------------------------------------------------------------------------
                                              No. of
Description                                   Shares                   Value
--------------------------------------------------------------------------------
EQUITY SECURITIES - 97.00%
CLOSED-END FUNDS - 90.19%
CORE - 19.39%
Adams Express
Company (The) (a)                             141,606              $  1,518,016
Gabelli Equity Trust, Inc.                     66,280                   375,808
General American Investors
Company, Inc.                                  46,200                 1,239,084
Liberty All-Star Equity Fund                  170,160                   838,889
Royce Micro-Cap Trust, Inc.                   124,930                 1,224,314
Royce Value Trust, Inc.                       241,594                 3,512,777
SunAmerica Focused Alpha
Growth Fund, Inc.                              20,500                   359,365
Tri-Continental Corporation                   109,034                 1,500,308
Other Core (b)                                                          157,431
                                                                   ------------
                                                                     10,725,992
                                                                   ------------
CORPORATE DEBT FUNDS
INVESTMENT GRADE-RATED - 8.49%
AllianceBernstein
Income Fund                                   375,700                 2,979,301
Federated Enhanced Treasury
Income Fund                                    59,977                 1,001,616
Invesco Van Kampen
Bond Fund                                      25,000                   466,000
Other Corporate Debt Funds
Investment Grade-Rated (b)                                              246,957
                                                                   ------------
                                                                      4,693,874
                                                                   ------------
DEVELOPED MARKET - 0.75%
Other Developed Market (b)                                              417,465
                                                                   ------------
EMERGING MARKETS - 1.32%
Templeton Russia & East
European Fund, Inc.                            23,700                   542,019
Other Emerging Markets (b)                                              186,917
                                                                   ------------
                                                                        728,936
                                                                   ------------
FLEXIBLE INCOME - 0.27%
Total Flexible Income (b)                                               151,966
                                                                   ------------
GENERAL & INSURED UNLEVERAGED - 0.26%
Other General & Insured
Unleveraged (b)                                                         141,538
                                                                   ------------

                                              No. of
Description                                   Shares                   Value
--------------------------------------------------------------------------------
GENERAL MUNICIPAL LEVERAGED - 0.40%
Other General Municipal
Leveraged (b)                                                      $    220,961
                                                                   ------------
GLOBAL - 7.32%
Alpine Global Dynamic
Dividend Fund                                  91,437                   663,833
Alpine Total Dynamic
Dividend Fund                                 469,770                 2,781,038
Clough Global
Allocation Fund                                29,600                   462,944
Other Global (b)                                                        136,852
                                                                   ------------
                                                                      4,044,667
                                                                   ------------
GLOBAL INCOME - 1.27%
AllianceBernstein Global
High Income Fund                               48,461                   692,992
Other Global Income (b)                                                  11,900
                                                                   ------------
                                                                        704,892
                                                                   ------------
HIGH CURRENT YIELD (LEVERAGED) - 3.01%
BlackRock Debt Strategies
Fund, Inc.                                    115,103                   438,542
First Trust Strategic High
Income Fund                                    68,716                   229,511
First Trust Strategic High
Income Fund II                                 51,700                   241,956
Other High Current Yield
(Leveraged) (b)                                                         749,563
                                                                   ------------
                                                                      1,659,572
                                                                   ------------
HIGH YIELD MUNICIPAL DEBT - 0.71%
Other High Yield Municipal
Debt (b)                                                                383,260
                                                                   ------------
INCOME & PREFERRED STOCK - 6.66%
BlackRock Credit Allocation
Income Trust II, Inc.                          74,678                   734,085
BlackRock Credit Allocation
Income Trust III                               33,074                   347,938
Calamos Strategic Total
Return Fund                                   279,538                 2,588,522
Other Income & Preferred
Stock (b)                                                                 8,760
                                                                   ------------
                                                                      3,679,305
                                                                   ------------

--------------------------------------------------------------------------------
See accompanying notes to financial statements.
2

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
SUMMARY SCHEDULE OF INVESTMENTS - DECEMBER 31, 2010 (CONTINUED)
--------------------------------------------------------------------------------
                                              No. of
Description                                   Shares                   Value
--------------------------------------------------------------------------------

INSURED MUNICIPAL LEVERAGED - 0.67%
Nuveen Insured Quality
Municipal Fund, Inc.                           17,200              $    215,860
Other Insured Municipal
Leveraged (b)                                                           158,350
                                                                   ------------
                                                                        374,210
                                                                   ------------
LOAN PARTICIPATION - 0.94%
BlackRock Floating Rate
Income Strategies
Fund II, Inc.                                  18,908                   259,229
Invesco Van Kampen Dynamic
Credit Opportunities Fund                      21,403                   261,331
                                                                   ------------
                                                                        520,560
                                                                   ------------
OPTION ARBITRAGE/OPTIONS
STRATEGIES - 25.84%
BlackRock International
Growth & Income Trust                          57,891                   588,751
Dow 30 Enhanced Premium
& Income Fund, Inc.                           164,900                 1,711,662
Eaton Vance Enhanced
Equity Income Fund                             24,457                   309,136
Eaton Vance Enhanced
Equity Income Fund II                          30,200                   368,742
Eaton Vance Risk-Managed
Diversified Equity
Income Fund                                   218,150                 2,897,032
Eaton Vance Tax-Managed
Buy-Write Income Fund                          23,725                   343,064
Eaton Vance Tax-Managed
Buy-Write Opportunities
Fund                                           92,924                 1,215,446
Eaton Vance Tax-Managed
Diversified Equity
Income Fund                                   256,000                 2,895,360
Eaton Vance Tax-Managed
Global Buy-Write
Opportunities Fund                            103,000                 1,261,750
Eaton Vance Tax-Managed
Global Diversified Equity
Income Fund                                   162,857                 1,714,884
NFJ Dividend, Interest &
Premium Strategy Fund                          44,521                   779,563

                                              No. of
Description                                   Shares                   Value
--------------------------------------------------------------------------------
OPTION ARBITRAGE/OPTIONS
STRATEGIES (CONTINUED)
Other Option Arbitrage/
Options Strategies (b)                                             $    193,804
                                                                   ------------
                                                                     14,279,194
                                                                   ------------
PACIFIC EX JAPAN - 1.33%
Greater China Fund,
Inc. (The)                                     40,447                   531,878
Other Pacific Ex-Japan (b)                                              203,848
                                                                   ------------
                                                                        735,726
                                                                   ------------
REAL ESTATE - 3.65%
Alpine Global Premier
Properties Fund                               258,148                 1,830,269
Other Real Estate (b)                                                   185,996
                                                                   ------------
                                                                      2,016,265
                                                                   ------------
SECTOR EQUITY - 4.83%
Cohen & Steers
Infrastructure Fund, Inc.                      36,722                   602,975
Evergreen Utilities and High
Income Fund                                    63,000                   730,800
Macquarie Global
Infrastructure Total Return
Fund, Inc.                                     55,934                   966,540
Petroleum & Resources
Corporation (a)                                 2,475                    66,850
Other Sector Equity (a) (b)                                             306,594
                                                                   ------------
                                                                      2,673,759
                                                                   ------------
U.S. MORTGAGE - 1.37%
BlackRock Income Trust, Inc.                  110,467                   755,594
                                                                   ------------
VALUE - 1.71%
Claymore Dividend &
Income Fund                                    36,200                   544,086
Royce Focus Trust, Inc.                        53,014                   401,316
                                                                   ------------
                                                                        945,402
                                                                   ------------
TOTAL CLOSED-END FUNDS                                               49,853,138
                                                                   ------------


--------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.
                                                                               3

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
SUMMARY SCHEDULE OF INVESTMENTS - DECEMBER 31, 2010 (CONCLUDED)
--------------------------------------------------------------------------------
                                              No. of
Description                                   Shares                   Value
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 0.54%
Other Consumer
Discretionary (b)                                                  $    297,835
                                                                   ------------
CONSUMER STAPLES - 0.96%
Procter & Gamble
Company (The)                                   5,233                   336,639
Other Consumer Staples (b)                                              194,398
                                                                   ------------
                                                                        531,037
                                                                   ------------
ENERGY - 0.82%
ConocoPhillips                                  4,000                   272,400
Other Energy (b)                                                        180,972
                                                                   ------------
                                                                        453,372
                                                                   ------------
FINANCIALS - 0.46%
Other Financials (b)                                                    252,436
                                                                   ------------
HEALTHCARE - 1.11%
Becton, Dickinson and
Company                                         3,000                   253,560
Johnson & Johnson                               4,000                   247,400
Other Healthcare (b)                                                    111,270
                                                                   ------------
                                                                        612,230
                                                                   ------------
INDUSTRIALS - 1.09%
Other Industrials (b)                                                   600,834
                                                                   ------------
INFORMATION TECHNOLOGY - 1.50%
Cisco Systems, Inc. *                          18,470                   373,648
Google, Inc. - Class A *                          532                   315,992
Other Information
Technology (b)                                                          143,069
                                                                   ------------
                                                                        832,709
                                                                   ------------

                                              No. of
Description                                   Shares                   Value
--------------------------------------------------------------------------------
MATERIALS - 0.24%
Total Materials (b)                                                $    134,381
                                                                   ------------
UTILITIES - 0.09%
Total Utilities (b)                                                      53,430
                                                                   ------------
TOTAL EQUITY SECURITIES
(cost - $48,949,302)                                                 53,621,402
                                                                   ------------
SHORT-TERM INVESTMENTS - 3.70%
MONEY MARKET SECURITY - 3.70%
JPMorgan U.S. Government
Money Market Fund
(cost - $ 2,044,471)                       2,044,471                  2,044,471
                                                                   ------------
TOTAL INVESTMENTS - 100.70%
(cost - $50,993,773)                                                 55,665,873
                                                                   ------------
LIABILITIES IN EXCESS OF
OTHER ASSETS - (0.70))%                                                (388,875)
                                                                   ------------
NET ASSEETS - 100.00%                                              $55,276,998

---------------
   (a) Affiliated investment. The Fund holds 2.75% and 0.12% (based on net assets) of Adams Express Company and Petroleum & Resources Corporation, respectively. A trustee of the Fund also serves as a director to such companies. During the year ended December 31, 2010 there were additional purchases of 34,875 shares of Petroleum & Resources Corporation with a cost of $800,706 and additional sales of 36,400 with a cost of $843,941. There were no purchases or sales of Adams Express Company during the year.

   (b) Represents issuers not identified as a top 50 holding in terms market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as December 31, 2010.

   * Non-income producing security.

--------------------------------------------------------------------------------
See accompanying notes to financial statements.
4

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2010
--------------------------------------------------------------------------------

ASSETS
Investments, at value:
  Unaffiliated issuers (cost - $49,708,035)                         $54,081,007
  Affiliated issuers (cost -   $ 1,285,738)                           1,584,866
                                                                   ------------
  Total investments (cost -    $50,993,773)                          55,665,873
Receivables:
  Investments sold                                                    1,570,079
  Dividends                                                             173,629
                                                                   ------------
Total Assets                                                         57,409,581
                                                                   ------------

LIABILITIES
Payables:
  Securities purchased                                                2,011,607
  Investment management fees                                             46,291
  Trustees' fees                                                         19,750
  Other accrued expenses                                                 54,935
                                                                   ------------
Total Liabilities                                                     2,132,583
                                                                   ------------

NET ASSETS (applicable to 9,374,829 shares of
  common share outstanding)                                        $ 55,276,998
                                                                   ============
NET ASSET VALUE PER SHARE
($55,276,998 (divided by) 9,374,829)                                     $ 5.90
                                                                   ============
NET ASSETS CONSISTS OF
Paid-in capital                                                    $ 80,081,591
Accumulated net realized loss on investments                       (29,476,693)
Net unrealized appreciation in value of investments                   4,672,100
                                                                   ------------
Net assets applicable to shares outstanding                        $ 55,276,998
                                                                   ============

--------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.
                                                                               5

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

INVESTMENT INCOME
Income:
  Dividends from non-affiliated investments                         $ 1,960,233
  Dividends from affiliated investments                                   9,580
  Securities lending                                                        323
                                                                    -----------
  Total Investment Income                                             1,970,136
                                                                    -----------
Expenses:
  Investment management fees                                            538,817
  Trustees' fees                                                         81,801
  Administration fees                                                    54,375
  Accounting fees                                                        40,684
  Legal and audit fees                                                   40,649
  Printing                                                               38,902
  Insurance                                                              24,776
  Custodian fees                                                         18,002
  Transfer agent fees                                                    15,001
  Stock exchange listing fees                                             9,575
  Miscellaneous                                                           4,797
                                                                    -----------
  Total Expenses                                                        867,379
  Less: Fees paid indirectly                                            (78,847)
                                                                    -----------
   Net Expenses                                                         788,532
                                                                    -----------
  Net Investment Income                                               1,181,604
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from unaffiliated investments                      10,053,969
Net realized gain from affiliated investments                           105,202
Capital gain distributions from regulated investment companies          153,044
Capital gains distributions from affiliated
  regulated investment companies                                         80,331
Net change in unrealized appreciation in value of investments          (795,580)
                                                                    -----------
Net realized and unrealized gain on investments                       9,596,966
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $10,778,570
                                                                    ===========


--------------------------------------------------------------------------------
See accompanying notes to financial statements.
6

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                        For the Years Ended December 31,
                                                        --------------------------------
                                                               2010          2009

INCREASE/(DECREASE) IN NET ASSETS
Operations:
  Net investment income                                   $  1,181,604   $  1,477,832
  Net realized gain/(loss) from investments                 10,392,546    (20,263,956)
  Net change in unrealized appreciation/(depreciation)
   in value of investments                                    (795,580)    33,599,505
                                                          ------------   ------------
   Net increase in net assets resulting
    from operations                                         10,778,570     14,813,381
                                                          ------------   ------------
Dividends and distributions to shareholders:
  Net investment income                                    (10,660,166)    (1,477,832)
  Return-of-capital                                         (3,769,736)   (21,498,436)
                                                          ------------   ------------
Total dividends and distributions to shareholders          (14,429,902)   (22,976,268)
                                                          ------------   ------------
Transactions in common share of beneficial interest:
  Proceeds from 27,803 and 10,294 shares newly issued in
   reinvestment of dividends and distributions,
   respectively                                                189,938         90,582
                                                          ------------   ------------
Total decrease in net assets                                (3,461,394)    (8,072,305)
                                                          ------------   ------------
NET ASSETS
Beginning of year                                           58,738,392     66,810,697
                                                          ------------   ------------
End of year                                               $ 55,276,998   $ 58,738,392
                                                          ============   ============

--------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.
                                                                               7

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.

                                                                     For the          For the Period
                                                                    Years Ended       Sept. 10, 2007*
                                                                    December 31,         through
                                                           2010      2009     2008    Dec. 31, 2007
                                                         ---------------------------------------------

PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of period                     $  6.28   $  7.16   $ 14.10    $  14.96^
                                                         -------   -------   -------    --------
Net investment income #                                     0.13      0.16      0.16        0.06
Net realized and unrealized gain/(loss)
  on investments                                            1.03      1.42     (4.64)      (0.35)
                                                         -------   -------   -------    --------
Net increase/(decrease) in net assets
  resulting from operations                                 1.16      1.58     (4.48)      (0.29)
                                                         -------   -------   -------    --------
Dividends and distributions to shareholders:
  Net investment income                                    (1.14)    (0.16)    (0.16)      (0.06)
  Net realized capital gains                                --        --        --         (0.15)
  Return-of-capital                                        (0.40)    (2.30)    (2.30)      (0.41)
                                                         -------   -------   -------    --------
  Total dividends and distributions to
   shareholders                                            (1.54)    (2.46)    (2.46)      (0.62)
                                                         -------   -------   -------    --------
Capital stock transactions:
  Anti-dilutive effect due to issuance of common shares     --        --        --          0.05
  Anti-dilutive effect due to shares issued in
   reinvestment of dividends and distributions              --+       --        --          --
                                                         -------   -------   -------    --------
Total capital stock transactions                            --        --        --          0.05
                                                         -------   -------   -------    --------
Net asset value, end of period                           $  5.90   $  6.28   $  7.16    $  14.10
                                                         =======   =======   =======    ========
Market value, end of period                              $  7.46   $  8.90   $  7.10    $  16.75
                                                         =======   =======   =======    ========
Total investment return (a)                                 4.73%    65.40%   (47.53)%     16.02%(b)
                                                         =======   =======   =======    ========



RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000 omitted)                    $55,277   $58,738   $66,811    $131,628
Ratio of expenses to average net assets,
  net of fee waivers, if any (c)(d)                         1.47%     1.39%     1.25%       1.29%(e)
Ratio of expenses to average net assets,
  excluding fee waivers, if any (d)(f)                      1.61%     1.54%     1.32%       1.42%(e)
Ratio of expenses to average net assets,
  net of fee waivers, if any (d)(f)                         1.61%     1.54%     1.32%       1.42%(e)
Ratio of net investment income to average
  net assets                                                2.20%     2.54%     1.48%       1.46%(e)
Portfolio turnover rate                                   117.45%   115.99%    20.19%       6.77%(b)

*    Commencement of operations.
^    Based on $15.00 per share public offering price less $0.04 per share of offering expenses related to the Fund's initial public offering.
#    Based on average shares outstanding.
+    Amount rounds to less than $0.01
(a)  Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(b)  Not annualized
(c)  Expenses are net of fees paid indirectly.
(d)  Expenses do not include expenses of investment companies in which the Fund invests.
(e)  Annualized
(f)  Expenses exclude the reduction for fees paid indirectly.


--------------------------------------------------------------------------------
See accompanying notes to financial statements.
8

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE A. ORGANIZATION

Cornerstone Progressive Return Fund (the "Fund") was organized as a Delaware statutory trust on April 26, 2007 and commenced investment operations on September 10, 2007. Prior to such date it had no operations other than the sale and issuance of 6,668 shares at an aggregate purchase price of $100,020 on July 20, 2007. Its investment objective is to provide total return. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

management estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SUBSEQUENT EVENTS: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Trustees shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. ("NASDAQ") are valued at the closing price.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the "Investment Manager" or "Cornerstone") to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Trustees deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Trustees believes reflect most closely the value of such securities.

At December 31, 2010, the Fund held no securities valued in good faith by the Board of Trustees. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE Amex LLC is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. For the year ended December 31, 2010, the Fund did not engage in derivative instruments and other hedging activities.

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers, which Cornerstone considers creditworthy. The seller under a repurchase

--------------------------------------------------------------------------------
                                                                               9

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Cornerstone monitors the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

RISKS ASSOCIATED WITH INVESTMENTS IN OTHER CLOSED-END FUNDS: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company's expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund's own operations.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund's policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of December 31, 2010, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2007 through 2009; or expected to be taken in the Fund's 2010 tax return. There was no material impact to the financial statements or the disclosures thereto as a result of the adoption of this pronouncement.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund seeks to make a level distribution to its shareholders each month pursuant to a distribution policy adopted by the Board of Trustees ("Distribution Policy"). To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund's portfolio. The distribution rate may be modified by the Board of Trustees from time to time. If, for any monthly distribution, investment company taxable income, if any (which term includes net short-term capital gain), and net tax-exempt income, if any, is less than the amount of the distribution, the difference will generally be a tax-free return of capital distributed from the Fund's assets. The Fund's final distribution for each calendar year is expected to include any remaining investment company taxable income and net tax exempt income undistributed during the year, as well as all net capital gain realized during the year.

However, if they determine it is appropriate to do so, the Board of Trustees may elect to not distribute realized gains and to pay taxes incurred. In general, the total distributions made in any taxable year (other than distributions of net capital gain or return of capital) would be treated as ordinary dividend income to the extent of the Fund's current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares.

--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The Distribution Policy described above would result in the payment of approximately the same amount or percentage to the Fund's shareholders each month. These distributions will not be tied to the Fund's investment income and capital gains and will not represent yield or investment return on the Fund's portfolio. Section 19(a) of the 1940 Act and Rule 19a-1 there-under require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources, other than net investment income. Thus, if the source of some or all of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully, and should not assume that the source of any distribution from the Fund is net profit.

The Board of Trustees reserves the right to change the monthly distribution policy from time to time. Distribution Policy Risk: The Fund seeks to make monthly distributions to shareholders at a rate that may include periodic distributions of its net income and net capital gains, ("Net Earnings"), or from return-of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the "Excess"), the Excess would decrease the Fund's total assets and, as a result, would have the likely effect of increasing the Fund's expense ratio. There is a risk that the total Net Earnings from the Fund's portfolio would not be great enough to offset the amount of cash distributions paid to Fund shareholders. If this were to be the case, the Fund's assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund's investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

     o Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

     o Level 2 - quoted prices for similar in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

     o Level 3 - model derived valuations in which or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

--------------------------------------------------------------------------------
                                                                              11

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund's investments carried at value:

                                       Investments in      Other Financial
Valuation Inputs                         Securities          Instruments*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices
Equity Investments                       $53,621,402              --
Short-Term                                 2,044,471              --
Investments
Level 2 - Other Significant
Observable                                      --                --
Inputs
Level 3 - Significant
Unobservable                                    --                --
Inputs
                                         -----------         ------------
Total                                    $55,665,873              --
                                         ===========         ============

--------
* Other financial instruments include futures, and swap contracts.

The breakdown of the Fund's investments into major categories is disclosed in its Summary Schedule of Investments.

During the year ended December 31, 2010 the Fund did not have any significant transfers in and out of Level 1 or Level 2.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2010.

In January 2010, the FASB Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 amends FASB Accounting Standards Codification Topic, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact ASU No. 2010-06 and has determined that it is not expected to have a significant impact on its financial statement disclosures.

NOTE D. AGREEMENTS

Certain officers of the Fund are also officers of Cornerstone or Ultimus Fund Solutions, LLC ("Ultimus"). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Included in the Statement of Operations, under the caption Fees paid indirectly, are expense offsets of $78,847 arising from credits earned on portfolio transactions executed with brokers, pursuant to directed brokerage arrangements.

INVESTMENT MANAGEMENT AGREEMENT

Cornerstone serves as the Fund's Investment Adviser with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. For the year ended December 31, 2010, Cornerstone earned $538,817 for investment management services.

ADMINISTRATION AGREEMENT

Under the terms of the Administration Agreement, Ultimus supplies executive, administrative and regulatory services for the Fund. Ultimus supervises the preparation of reports to stockholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Trustees. For these services, the Fund pays Ultimus a monthly fee at an annual rate of 0.100% of its average daily net assets up to $250 million and 0.075% of such assets in excess of $250 million, subject to an annual minimum fee of $50,000.

FUND ACCOUNTING AGREEMENT

Under the terms of the Fund Accounting Agreement, Ultimus calculates the net asset value per share and maintains the financial books and records of the Fund. For the performance of these services, the Fund pays Ultimus a base fee of $2,500 per month plus an asset based fee of 0.010% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million.


--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE E. AFFILIATED INVESTMENTS

Transactions in affiliates for the year ended December 31, 2010 were as follows:

                                  Adams              Petroleum &
                                 Express              Resources
                                 Company             Corporation
                                -----------          -----------
Market value at
beginning of year               $1,430,221             $ 94,960
                                ==========             ========
Shares at beginning
of year                            141,606                4,000
Shares purchased
during the year                       --                 34,875
Shares sold during
the year                              --                 36,400
                               -----------            ---------
Shares at end of year              141,606                2,475
                               ===========            =========
Dividend income earned
during the year                 $   22,656             $  8,449
                               ===========            =========
Cost of purchases
during the year                       --               $800,706
Proceeds from sales
during the year                       --               $949,143
Net realized loss
during the year                       --               $105,202

Capital gain distribution       $   49,561             $ 30,770
Market value at
end of year                     $1,518,016             $ 66,850

NOTE F. INVESTMENT IN SECURITIES

For the year ended December 31, 2010, purchases and sales of securities, other than short-term investments, were $62,253,147 and $75,146,306, respectively.

NOTE G. COMMON SHARES OF BENEFICIAL INTEREST

The Fund has unlimited common shares of beneficial interest authorized and has 9,374,829 shares outstanding at December 31, 2010. As of that date, two individuals that control Cornerstone owned 6,210 shares related to the initial issuance of the seed capital shares of the Fund. Transactions in common shares for the year ended December 31, 2010 were as follows:

Shares at beginning of year                9,347,026
Shares newly issued in reinvestment
of dividends and distributions                27,803
                                           ---------
Shares at end of year                      9,374,829
                                           =========

NOTE H. SHARE REPURCHASE PROGRAM

Pursuant to Section 23 of the Investment Company Act of 1940, as amended, the Fund may purchase shares of its common shares of beneficial interest on the open market from time to time, at such times, and in such amounts as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares. The Fund had no repurchases during the year ended December 31, 2010. No limit has been placed on the number of shares to be repurchased by the Fund other than those imposed by federal securities laws. To the extent such purchases are made they will be in accordance with federal securities laws, with shares repurchased held in treasury for future use by the Fund.

NOTE I. SECURITIES LENDING

To generate additional income, the Fund may lend up to 331/3% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Fund. However, there can be no assurance the Fund can recover this amount.

The Fund had no securities on loan to brokers at December 31, 2010. During the year ended December 31, 2010, the Fund earned $323 in securities lending income which is included under the caption Securities lending in the Statement of Operations.


--------------------------------------------------------------------------------
                                                                              13

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE J. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations. The tax character of dividends and distributions paid during the years ended December 31, for the Fund were as follows:

                Ordinary Income            Return-of-Capital
        ---------------------------------------------------------
            2010              2009        2010         2009
            ----              ----        ----         -----
        $10,660,166       $1,477,832   $3,769,736   $21,498,436

At December 31, 2010 the components of accumulated deficit on a tax basis, for the Fund were as follows:

Capital loss carryforward             $ (29,362,102)
Net unrealized appreciation               4,557,509
                                      -------------
Total accumulated deficit             $ (24,804,593)
                                      =============

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2010, the Fund reclass net realized gains of $9,478,562 to ordinary income distributions and reclassed $9,478,562 from paid-in capital to accumulated net realized loss on investments. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses"). The Fund incurred no such loss.

At December 31, 2010, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $29,362,102 which expires in 2017.

At December 31, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $51,108,364, $5,203,385, $(645,876) and $4,557,509, respectively.

NOTE K. SUBSEQUENT EVENTS

On February 11, 2011, the Board of Trustees approved U.S. Bank, N.A. to replace JPMorgan Chase Bank, N.A. as Custodian.






--------------------------------------------------------------------------------
14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Cornerstone Progressive Return Fund
Jericho, New York

We have audited the accompanying statement of assets and liabilities of the Cornerstone Progressive Return Fund (the "Fund"), including the summary schedule of investments as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period September 10, 2007 (commencement of operations) to December 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cornerstone Progressive Return Fund as of December 31, 2010, the results of its operations, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period September 10, 2007 (commencement of operations) to December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.


Tait, Weller & Baker LLP
Philadelphia, Pennsylvania
February 28, 2011



--------------------------------------------------------------------------------
                                                                              15

2010 TAX INFORMATION (UNAUDITED)

Cornerstone Progressive Return Fund (the "Fund") is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of the Fund's year end (December 31, 2010) as to the federal tax status of the dividends and distributions received by the Fund's shareholders in respect of such fiscal year. The $14,429,902 in dividends and distributions paid to shareholders in respect of such year, is represented by $10,660,166 of ordinary income, and $3,769,736 of return-of-capital. As indicated in this notice, a portion of the Fund's distributions for 2010 were comprised of a return-of-capital; accordingly these distributions do not represent yield or investment return on the Fund's portfolio.

                     SOURCES OF DIVIDENDS AND DISTRIBUTIONS
                              (Per Share Amounts)

Payment Dates:          1/29/10   2/26/10   3/31/10   4/30/10   5/28/10  6/30/10
                        --------------------------------------------------------
Ordinary Income(1)       $0.1480   $0.1480   $0.1480   $0.0743  $0.0743  $0.0743
Return-of-Capital(2)      0.0570    0.0570    0.0570    0.0287   0.0287   0.0287
                         -------   -------   -------   -------  -------  -------
Total:                   $0.2050   $0.2050   $0.2050   $0.1030  $0.1030  $0.1030
                         =======   =======   =======   =======  =======  =======

Payment Dates:          7/30/10   8/31/10   9/30/10   10/29/10 11/30/10 12/31/10
                        --------------------------------------------------------
Ordinary Income(1)       $0.0743   $0.0743   $0.0743   $0.0743  $0.0743  $0.0743
Return-of-Capital(2)      0.0287    0.0287    0.0287    0.0287   0.0287   0.0287
                         -------   -------   -------   -------  -------  -------
Total:                   $0.1030   $0.1030   $0.1030   $0.1030  $0.1030  $0.1030
                         =======   =======   =======   =======  =======  =======

-----------

(1) Ordinary Income Dividends - This is the total per share amount of ordinary income dividends and short-tern capital gain distributions (if applicable) included in the amount reported in Box 1a on Form 1099-DIV.

(2) Return-of-capital - This is the per share amount of return-of-capital, or sometimes called nontaxable, distributions reported in Box 3 - under the title "Nondividend distributions" - on Form 1099-DIV. This amount should not be reported as taxable income on your current return. Rather, it should be treated as a reduction in the original cost basis of your investment in the Fund.

The Fund has met the requirements to pass through 5.17% of its ordinary income dividends as qualified dividends, which are subject to a maximum federal tax rate of 15%. This is reported in Box 1b on Form 1099-DIV. Ordinary income dividends should be reported as dividend income on Form 1040. Please note that to utilize the lower tax rate for qualifying dividend income, shareholders generally must have held their shares in the Fund for at least 61 days during the 121 day period beginning 60 days before the ex-dividend date. Foreign shareholders will generally be subject to U.S. withholding tax on the amount of the actual ordinary income dividend paid by the Fund.

In general, distributions received by tax-exempt recipients (e.g., IRA's and Keogh's) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting. They will generally not be entitled to foreign tax credit or deduction for the withholding taxes paid by the Fund.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.


--------------------------------------------------------------------------------
16


ADDITIONAL INFORMATION REGARDING THE FUND'S TRUSTEES AND CORPORATE OFFICERS
(UNAUDITED)
                                                                                                  Number of
                                                                                                  Portfolios in
Name and                                                                             Position     Fund Complex
Address*                Position(s)       Principal Occupation                       with Fund    Overseen by
(Birth Date)            Held with Fund    over Last 5 Years                          Since        Trustees
----------------------------------------------------------------------------------------------------------------

Ralph W.                Chairman of       President, Cornerstone Advisors, Inc.;     2007         3
Bradshaw**              the Board of      Financial Consultant; President and
(Dec. 1950)             Trustees and      Director of Cornerstone Total Return
                        President         Fund, Inc. and Cornerstone Strategic
                                          Value Fund, Inc.

Thomas H.               Trustee; Audit,   Independent Financial Advisor; Director    2007         3
Lenagh                  Nominating        of Photonics Products Group; Director of
(Nov. 1924)             and Corporate     Cornerstone Total Return Fund, Inc. and
                        Governance        Cornerstone Strategic Value Fund, Inc.;
                        Committee         Director of Adams Express Company,
                        Member            Petroleum & Resources Corporation and
                                          PPGI Industries.

Edwin Meese III         Trustee; Audit,   Distinguished Fellow, The Heritage         2007         3
(Dec. 1931)             Nominating        Foundation Washington D.C.;
                        and Corporate     Distinguished Visiting Fellow at the
                        Governance        Hoover Institution, Stanford University;
                        Committee         Senior Adviser, Revelation L.P.; Director
                        Member            of Cornerstone Total Return Fund, Inc. and
                                          Cornerstone Strategic Value Fund, Inc.

Scott B. Rogers         Trustee; Audit,   Chairman, Board of Health Partners,        2007         3
(July 1955)             Nominating        Inc.; Chief Executive Officer, Asheville
                        and Corporate     Buncombe Community Christian
                        Governance        Ministry; and President, ABCCM
                        Committee         Doctor's Medical Clinic; Appointee, NC
                        Member            Governor's Commission on Welfare to
                                          Work; Director of Cornerstone Total
                                          Return Fund, Inc. and Cornerstone
                                          Strategic Value Fund, Inc.



--------------------------------------------------------------------------------
                                                                              17


ADDITIONAL INFORMATION REGARDING THE FUND'S TRUSTEES AND CORPORATE OFFICERS
(UNAUDITED) (CONTINUED)
                                                                                                  Number of
                                                                                                  Portfolios in
Name and                                                                             Position     Fund Complex
Address*              Position(s)          Principal Occupation                      with Fund    Overseen by
(Birth Date)          Held with Fund       over Last 5 Years                         Since        Trustees
------------------------------------------------------------------------------------------------------------------

Andrew A.             Trustee;             Attorney and senior member of Strauss     2007         3
Strauss               Chairman of          & Associates; Director of Cornerstone
(Nov. 1953)           Nominating           Total Return Fund, Inc. and Cornerstone
                      and Corporate        Strategic Value Fund, Inc.
                      Governance
                      Committee and
                      Audit Committee
                      Member

Glenn W.              Trustee;             Chairman of the Board, Tower              2007         3
Wilcox, Sr.           Chairman of          Associates, Inc.; Chairman of the
(Dec. 1931)           Audit Committee,     Board and Chief Executive Officer of
                      Nominating           Wilcox Travel Agency, Inc.; Director of
                      and Corporate        Cornerstone Total Return Fund, Inc. and
                      Governance           Cornerstone Strategic Value Fund, Inc.
                      Committee
                      Member





--------------------------------------------------------------------------------
18





ADDITIONAL INFORMATION REGARDING THE FUND'S TRUSTEES AND CORPORATE OFFICERS
(UNAUDITED) (CONCLUDED)


Name and                                                                                      Position
Address*              Position(s)             Principal Occupation                            with Fund
(Birth Date)          Held with Fund          over Last 5 Years                               Since
----------------------------------------------------------------------------------------------------------

Gary A. Bentz         Chief Compliance        Chairman and Chief Financial Officer            2007, 2008,
(June 1956)           Officer, Secretary,     of Cornerstone Advisors, Inc.; Financial        2009
                      and Assistant           Consultant, C.P.A., Chief Compliance
                      Treasurer               Officer, Secretary, and Assistant Treasurer
                                              of Cornerstone Total Return Fund, Inc. and
                                              Cornerstone Strategic Value Fund, Inc.

Frank J. Maresca      Treasurer               Executive Vice President of Ultimus Fund        2009
(Oct. 1958)                                   Solutions, LLC (since March 2009); previous
                                              Executive Director, JP Morgan Chase & Co.
                                              (since June 2008); previous President of Bear
                                              Stearns Funds Management, Inc.; previous
                                              Senior Managing Director of Bear Stearns
                                              & Co., Inc.; Treasurer of Cornerstone Total
                                              Return Fund, Inc. and Cornerstone Strategic
                                              Value Fund, Inc. (since May 2009).

----------------------------------------------------------------------------------------------------------

* The mailing address of each Director and/or Officer with respect to the Fund's operation is 350 Jericho Turnpike, Suite 206, Jericho, NY

** Designates a director who is an "interested person" of the Fund as defined by the Investment Company Act of 1940, as amended. Mr. Bradshaw is an interested person of the Fund by virtue of his current position with the Investment Adviser of the Fund.





--------------------------------------------------------------------------------
                                                                              19

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Cornerstone Progressive Return Fund (the "Fund") operates a Dividend Reinvestment Plan (the "Plan"), sponsored and administered by American Stock Transfer & Trust Company (the "Agent"), pursuant to which the Fund's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Shareholders automatically participate in the Fund's Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify their broker, or if a registered shareholder, the Agent in writing at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Such written notice must be received by the Agent prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the Plan. Under the Plan, the Fund's Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the shareholder's behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or (ii) purchase outstanding shares on the open market, on the NYSE Amex LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

The method for determining the number of shares to be received when Distributions are reinvested will vary depending upon whether the net asset value of the Fund's shares is higher or lower than its market price. If the net asset value of the Fund's shares is lower than its market price, the number of Newly Issued Shares received will be determined by dividing the amount of the Distribution either by the Fund's net asset value per share or by 95% of its market price, whichever is higher. If the net asset value of the Fund's shares is higher than its market price, shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the net asset value of the Fund's shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant's pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant's account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant's purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund's Board of Trustees, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account. The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records.

The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each shareholder's proxy will include those share purchased pursuant to the Plan. Each participant, nevertheless, has the right



--------------------------------------------------------------------------------
20

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED) (CONCLUDED)

to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number 877-864-4833.







--------------------------------------------------------------------------------
                                                                              21

PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Information regarding how Cornerstone Progressive Return Fund (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available by calling (513) 326-3597 or on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (513) 326-3597. The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090.





--------------------------------------------------------------------------------
22

PRIVACY POLICY  (UNAUDITED)

FACTS WHAT DOES CORNERSTONE PROGRESSIVE RETURN FUND
        (THE "FUND") DO WITH YOUR PERSONAL INFORMATION?
--------------------------------------------------------------------------------
Why?    Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
--------------------------------------------------------------------------------
What?   The types of personal information we, and our service providers, on our behalf, collect and share depend on the product or service you have with us. This information can include:
--------------------------------------------------------------------------------
        o Social Security number
        o account balances
        o account transactions
        o transaction history
        o wire transfer instructions
        o checking account information

        When you are no longer our customer, we continue to share your information as described in this notice.
How?    All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ' personal information; the reasons the
        Fund, and our service providers, on our behalf, choose to share; and whether you can limit this sharing.
--------------------------------------------------------------------------------






--------------------------------------------------------------------------------
                                                                              23




PRIVACY POLICY (UNAUDITED) (CONTINUED)

Reasons we can share your       Does the Cornerstone
personal information            Fund share?             Can you limit this sharing?
-----------------------------------------------------------------------------------
FOR OUR EVERYDAY BUSINESS PURPOSES      Yes                     No
- such as to process your transactions,
maintain your account(s), respond to
court orders and legal investigations, or
report to credit bureaus
-----------------------------------------------------------------------------------
FOR OUR MARKETING PURPOSES - to         No                      We don't share
offer our products and services to you
-----------------------------------------------------------------------------------
FOR JOINT MARKETING WITH OTHER          No                      We don't share
FINANCIAL COMPANIES
-----------------------------------------------------------------------------------
FOR OUR AFFILIATES' EVERYDAY BUSINESS   Yes                     No
PURPOSES - information about your
transactions and experiences
-----------------------------------------------------------------------------------
FOR OUR AFFILIATES' EVERYDAY BUSINESS   No                      We don't share
PURPOSES - information about your
creditworthiness
-----------------------------------------------------------------------------------
FOR OUR AFFILIATES TO MARKET TO YOU     No                      We don't share
-----------------------------------------------------------------------------------
FOR NONAFFILIATES TO MARKET TO YOU      No                      We don't share
-----------------------------------------------------------------------------------
QUESTIONS?      Call (513) 326-3597.
-----------------------------------------------------------------------------------
WHAT WE DO
-----------------------------------------------------------------------------------
WHO IS PROVIDING THIS NOTICE?   Cornerstone Progressive Return Fund (the "Fund")
-----------------------------------------------------------------------------------------------
HOW DOES THE FUND AND THE FUND'S    To protect your personal information from unauthorized
SERVICE PROVIDERS, ON THE FUND'S    access  and use, we and our service providers use security
BEHALF PROTECT MY  PERSONAL         measures that comply with federal law. These measures
INFORMATION?                        include computer safeguards and secured files and
                                    buildings.
-----------------------------------------------------------------------------------------------
HOW DOES THE FUND AND THE FUND'S    We collect your personal information, for example, when
SERVICE PROVIDERS, ON THE FUND'S    you:
BEHALF COLLECT MY PERSONAL
INFORMATION?                        o open an account
                                    o provide account information
                                    o give us your    contact information
                                    o make a wire transfer

                                    We also collect your information from others,
                                    such as credit  bureaus, affiliates, or other companies.

-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
24



PRIVACY POLICY (UNAUDITED) (CONCLUDED)

WHY CAN'T I LIMIT ALL SHARING?          Federal law gives you the right to limit only

                                        o  sharing for affiliates' everyday
                                           business purposes - information about
                                           your creditworthiness
                                        o  affiliates from using your
                                           information to market to you
                                        o  sharing for nonaffiliates to market
                                           to you

                                   State laws and individual companies may give
                                   you additional rights to limit sharing.
--------------------------------------------------------------------------------
DEFINITIONS
--------------------------------------------------------------------------------
Affiliates                      Companies related by common ownership or control.
                                They can be financial and nonfinancial companies.

                                o CORNERSTONE ADVISORS, INC.
--------------------------------------------------------------------------------
NONAFFILIATES                   Companies not related by common ownership or control.
                                They can be financial and nonfinancial companies.

                                o THE FUND DOES NOT SHARE WITH NONAFFILIATES, SO THEY CAN
                                   MARKET TO YOU.
--------------------------------------------------------------------------------
JOINT MARKETING                 A formal agreement between nonaffiliated financial
                                companies that together market financial products or
                                services to you.

                                o  THE FUND DOES NOT JOINTLY MARKET.
--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                                                                              25

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

Cornerstone Progressive Return Fund is a closed-end, diversified investment company whose shares trade on the NYSE Amex LLC. Its investment objective is to provide total return. The Fund is managed by Cornerstone Advisors, Inc.

SHAREHOLDER INFORMATION (UNAUDITED)

The Fund is listed on the NYSE Amex LLC (symbol "CFP"). The previous week's net asset value per share, market price, and related premium or discount are available on The Wall Street Journal website at http://online.wsj.com/mdc/public/page/2_3040-CEF34.html under the designation "Cornerstone Prog Return (CFP)" and on the Barron's website at http://online.barrons.com/mdc/public/page/2_3040-CEF34.html under the same designation. Such information is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

--------------------------------------------------------------------------------
NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT CORNERSTONE PROGRESSIVE RETURN FUND MAY FROM TIME TO TIME PURCHASE ITS SHARES IN THE OPEN MARKET.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.
--------------------------------------------------------------------------------







--------------------------------------------------------------------------------
26

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


                      This page intentionally left blank.

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


                      CORNERSTONE PROGRESSIVE RETURN FUND

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant's current level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $14,500 and $14,100 with respect to the registrant's fiscal years ended December 31, 2010 and 2009, respectively.

     (b) Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

     (c) Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,300 and $3,000 with respect to the registrant's fiscal years ended December 31, 2010 and 2009, respectively. The services comprising these fees are the preparation of the registrant's federal and state income and federal excise tax returns.

     (d) All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

     (e)(1) Before the principal accountant is engaged by the registrant to render (i) audit, audit-related or permissible non-audit services to the registrant or (ii) non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, either (a) the audit committee shall pre-approve such engagement; or (b) such engagement shall be entered into pursuant to pre-approval policies and procedures established by the audit committee. Any such policies and procedures must be detailed as to the particular service and not involve any delegation of the audit committee's responsibilities to the registrant's investment adviser. The audit committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this provision shall be presented to the full audit committee at its next scheduled meeting. Under certain limited circumstances, pre-approvals are not required if certain de minimus thresholds are not exceeded, as such thresholds are determined by the audit committee in accordance with applicable Commission regulations.

     (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
          (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) During the fiscal years ended December 31, 2010 and 2009, aggregate non-audit fees of $3,300 and $3,000, respectively, were billed by the registrant's principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's principal accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

     (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

   (a) The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934. Glenn W. Wilcox, Sr., (Chairman), Edwin Meese, III, Thomas H. Lenagh, Andrew A. Strauss and Scott B. Rogers are the members of the registrant's audit committee.

     (b)    Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2010

DESCRIPTION                                                         NO. OF SHARES       VALUE
------------------------------------------------------------------------------------------------

EQUITY SECURITIES - 97.00%
     CLOSED-END FUNDS - 90.19%
         CORE - 19.39%
             Adams Express Company (The)                                 141,606     $1,518,016
             Gabelli Equity Trust, Inc.                                   66,280        375,808
             General American Investors Company, Inc.                     46,200      1,239,084
             Liberty All-Star Equity Fund                                170,160        838,889
             Royce Micro-Cap Trust, Inc.                                 124,930      1,224,314
             Royce Value Trust, Inc.                                     241,594      3,512,777
             SunAmerica Focused Alpha Growth Fund, Inc.                   20,500        359,365
             SunAmerica Focused Alpha Large-Cap Fund, Inc.                10,002        157,431
             Tri-Continental Corporation                                 109,034      1,500,308
                                                                                    -----------
                                                                                     10,725,992
                                                                                    -----------
         CORPORATE DEBT FUNDS INVESTMENT
             GRADE-RATED - 8.49%
             AllianceBernstein Income Fund                               375,700      2,979,301
             BlackRock Income Opportunity Trust, Inc.                      5,000         48,450
             Federated Enhanced Treasury Income Fund                      59,977      1,001,616
             Invesco Van Kampen Bond Fund                                 25,000        466,000
             Rivus Bond Fund                                                 291          5,157
             Western Asset Income Fund                                    15,000        193,350
                                                                                    -----------
                                                                                      4,693,874
                                                                                    -----------
         DEVELOPED MARKET - 0.75%
             Ibero-America Fund, Inc.                                     24,000        156,960
             Japan Equity Fund                                            16,422        100,667
             New Ireland Fund, Inc. (The)                                 23,300        159,838
                                                                                    -----------
                                                                                        417,465
                                                                                    -----------
         EMERGING MARKETS - 1.32%
             First Israel Fund, Inc.                                      10,730        186,917
             Templeton Russia & East European Fund, Inc.                  23,700        542,019
                                                                                    -----------
                                                                                        728,936
                                                                                    -----------
         FLEXIBLE INCOME - 0.27%
             Zweig Total Return Fund, Inc. (The)                          42,687        151,966
                                                                                    -----------

         GENERAL & INSURED UNLEVERAGED - 0.26%
             Nuveen Select Maturities Municipal Fund                         400          3,988
             Nuveen Select Tax-Free Income Portfolio 3                    10,500        137,550
                                                                                    -----------
                                                                                        141,538
                                                                                    -----------
         GENERAL MUNICIPAL LEVERAGED - 0.40%
             Nuveen Enhanced Municipal Value Fund                          7,000         88,970
             Nuveen Municipal Income Fund                                  3,720         38,316


See accompanying notes to schedule of investments.




CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2010  (CONTINUED)

     CLOSED-END FUNDS (CONTINUED)
             Van Kampen Municipal Trust                                    7,500    $    93,675
                                                                                    -----------
                                                                                        220,961
                                                                                    -----------
         GLOBAL - 7.32%
             Alpine Global Dynamic Dividend Fund                          91,437        663,833
             Alpine Total Dynamic Dividend Fund                          469,770      2,781,038
             Calamos Global Dynamic Income Fund                           15,904        133,116
             Clough Global Allocation Fund                                29,600        462,944
             DCA Total Return Fund                                         1,083          3,736
                                                                                    -----------
                                                                                      4,044,667
                                                                                    -----------
         GLOBAL INCOME - 1.27%
             Alliancebernstein Global High Income Fund                    48,461        692,992
             Western Asset Global Partners Income Fund, Inc.               1,000         11,900
                                                                                    -----------
                                                                                        704,892
                                                                                    -----------
         HIGH CURRENT YIELD (LEVERAGED) - 3.01%
             BlackRock Corporate High Yield Fund III, Inc.                15,900        107,643
             BlackRock Corporate High Yield Fund V, Inc.                   8,101         93,486
             BlackRock Corporate High Yield Fund, Inc.                    31,446        213,518
             BlackRock Debt Strategies Fund, Inc.                        115,103        438,542
             BlackRock High Yield Trust                                      576          3,767
             BlackRock Strategic Bond Trust                                9,000        114,300
             First Trust Strategic High Income Fund                       68,716        229,511
             First Trust Strategic High Income Fund II                    51,700        241,956
             First Trust Strategic High Income Fund III                   48,500        210,975
             Helios Strategic Income Fund, Inc.                            1,102          5,874
                                                                                    -----------
                                                                                      1,659,572
                                                                                    -----------
         HIGH YIELD MUNICIPAL DEBT - 0.71%
             BlackRock Muni Assets Fund, Inc.                             12,700        148,463
             Invesco Municipal Income Opportunities Trust II               7,000         47,740
             Invesco Municipal Income Opportunities Trust III              3,500         25,585
             Nuveen Municipal High Income Opportunity Fund 2               5,500         59,510
             Putnam Managed Municipal Income Trust                         2,200         15,202
             Western Asset Municipal High Income Fund, Inc.               12,000         86,760
                                                                                    -----------
                                                                                        383,260
                                                                                    -----------
         INCOME & PREFERRED STOCK - 6.66%
             BlackRock Credit Allocation Income Trust II                  74,678        734,085
             BlackRock Credit Allocation Income Trust III                 33,074        347,938
             Calamos Strategic Total Return Fund                         279,538      2,588,522

See accompanying notes to schedule of investments.


CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2010  (CONTINUED)

     CLOSED-END FUNDS (CONTINUED)
             Preferred Income Strategies Fund                             74,678    $     8,760
                                                                                    -----------
                                                                                      3,679,305
                                                                                    -----------
         INSURED MUNICIPAL LEVERAGED - 0.67%
             Invesco Trust For Insured Municipals                          2,000         24,120
             Nuveen Insured Quality Municipal Fund, Inc.                  17,200        215,860
             Nuveen Insured Tax-Free Advantage Municipal Fund              7,000         93,730
             Nuveen Premier Insured Municipal Income Fund, Inc.            3,000         40,500
                                                                                    -----------
                                                                                        374,210
                                                                                    -----------
         LOAN PARTICIPATION - 0.94%
             BlackRock Floating Rate Income Strategies Fund II, Inc.      18,908        259,229
             Invesco Van Kampen Dynamic Credit Opportunities Fund         21,403        261,331
                                                                                    -----------
                                                                                        520,560
                                                                                    -----------
         OPTION ARBITRAGE/OPTIONS STRATEGIES - 25.84%
             BlackRock International Growth & Income Trust                57,891        588,751
             Dow 30 Enhanced Premium & Income Fund, Inc.                 164,900      1,711,662
             Eaton Vance Enhanced Equity Income Fund                      24,457        309,136
             Eaton Vance Enhanced Equity Income Fund II                   30,200        368,742
             Eaton Vance Risk-Managed Diversified Equity Income Fund     218,150      2,897,032
             Eaton Vance Tax-Managed Buy-Write Income Fund                23,725        343,064
             Eaton Vance Tax-Managed Buy-Write Opportunities Fund         92,924      1,215,446
             Eaton Vance Tax-Managed Diversified Equity Income Fund      256,000      2,895,360
             Eaton Vance Tax-Managed Global Buy-Write Opportunities
                 Fund                                                    103,000      1,261,750
             Eaton Vance Tax-Managed Global Diversified Equity
                 Income Fund                                             162,857      1,714,884
             Nasdaq Premium Income & Growth Fund, Inc.                    13,745        193,804
             NFJ Dividend, Interest & Premium Strategy Fund               44,521        779,563
                                                                                    -----------
                                                                                     14,279,194
                                                                                    -----------
         PACIFIC EX JAPAN - 1.33%
             Asia Pacific Fund, Inc. (The)                                11,198        134,040
             Greater China Fund, Inc. (The)                               40,447        531,878

See accompanying notes to schedule of investments.



CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2010  (CONTINUED)

     CLOSED-END FUNDS (CONTINUED)
             JF China Region Fund, Inc.                                    4,421    $    69,808
                                                                                    -----------
                                                                                        735,726
                                                                                    -----------
         REAL ESTATE - 3.65%
             Alpine Global Premier Properties Fund                       258,148      1,830,269
             LMP Real Estate Income Fund, Inc.                             5,864         59,226
             RMR Asia Pacific Real Estate Fund                             6,901        126,770
                                                                                    -----------
                                                                                      2,016,265
                                                                                    -----------
         SECTOR EQUITY - 4.83%
             Cohen & Steers Infrastructure Fund, Inc.                     36,722        602,975
             Evergreen Utilities and High Income Fund                     63,000        730,800
             Gabelli Healthcare & Wellness Rx Trust (The)                 17,159        121,486
             H&Q Healthcare Investors                                     13,845        185,108
             Macquarie Global Infrastructure Total Return Fund, Inc.      55,934        966,540
             Petroleum & Resources Corporation (a)                         2,475         66,850
                                                                                    -----------
                                                                                      2,673,759
                                                                                    -----------
         U.S. MORTGAGE - 1.37%
             BlackRock Income Trust, Inc.                                110,467        755,594
                                                                                    -----------

         VALUE - 1.71%
             Claymore Dividend & Income Fund                              36,200        544,086
             Royce Focus Trust, Inc.                                      53,014        401,316
                                                                                    -----------
                                                                                        945,402
                                                                                    -----------

     TOTAL CLOSED-END FUNDS                                                          49,853,138
                                                                                    -----------

     CONSUMER DISCRETIONARY - 0.54%
         Comcast Corporation - Class A                                     3,358         73,775
         DIRECTV Group, Inc. (The) - Class A *                             4,000        159,720
         Time Warner, Inc.                                                 2,000         64,340
                                                                                    -----------
                                                                                        297,835
                                                                                    -----------
     CONSUMER STAPLES - 0.96%
         CVS Caremark Corporation                                          2,746         95,478
         H.J. Heinz Company                                                2,000         98,920
         Procter & Gamble Company (The)                                    5,233        336,639
                                                                                    -----------
                                                                                        531,037
                                                                                    -----------
     ENERGY - 0.82%
         ConocoPhillips                                                    4,000        272,400
         Exxon Mobil Corporation                                           2,475        180,972
                                                                                    -----------
                                                                                        453,372
                                                                                    -----------
     FINANCIALS - 0.46%
         AFLAC, Inc.                                                       2,000        112,860


See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2010  (CONTINUED)

     FINANCIALS (CONTINUED)
         American Express Company                                          3,252    $   139,576
                                                                                    -----------
                                                                                        252,436
                                                                                    -----------
     HEALTH CARE - 1.11%
         Becton, Dickinson and Company                                     3,000        253,560
         Johnson & Johnson                                                 4,000        247,400
         Medtronic, Inc.                                                   3,000        111,270
                                                                                    -----------
                                                                                        612,230
                                                                                    -----------
     INDUSTRIALS - 1.09%
         3M Company                                                        1,567        135,232
         Emerson Electric Company                                          2,000        114,340
         Union Pacific Corporation                                         2,000        185,320
         United Technologies Corporation                                   2,108        165,942
                                                                                    -----------
                                                                                        600,834
                                                                                    -----------
     INFORMATION TECHNOLOGY - 1.50%
         AOL, Inc. *                                                         181          4,292
         Cisco Systems, Inc. *                                            18,470        373,648
         Google, Inc. - Class A *                                            532        315,992
         Intel Corporation                                                 6,599        138,777
                                                                                    -----------
                                                                                        832,709
                                                                                    -----------
     MATERIALS - 0.24%
         Freeport-McMoRan Copper & Gold, Inc.                              1,119        134,381
                                                                                    -----------

     UTILITIES - 0.09%
         Duke Energy Corporation                                           3,000         53,430
                                                                                    -----------



TOTAL EQUITY SECURITIES (cost - $48,849,302)                                         53,621,402
                                                                                    -----------


SHORT-TERM INVESTMENTS - 3.70%
     MONEY MARKET SECURITY - 3.70%
         JPMorgan U.S. Government Money Market Fund
         (cost - $2,044,471)                                           2,044,471    $ 2,044,471
                                                                                    -----------
TOTAL INVESTMENTS - 100.70% (cost - $50,993,773)                                     55,665,873
                                                                                    -----------
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.70)%                                        (388,875)
                                                                                    -----------
NET ASSETS - 100.00%                                                                $55,276,998
                                                                                    ===========

(a) Affiliated investment. The Fund holds 2.75% and 0.12% (based on net assets) of Adams Express Company and Petroleum & Resources Corporation, respectively. A trustee of the Fund also serves as a director to such companies. During the year ended December 31, 2010 there were additional purchases of 34,875 shares of Petroleum & Resources Corporation with a cost of $800,706 and additional sales of 36,400 with a cost of $843,941. There were no purchases or sales of Adams
Express Company during the year.

* Non-income producing security.





See accompanying notes to schedule of investments.

                  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
CORNERSTONE PROGRESSIVE RETURN FUND
NEW YORK, NEW YORK

We have audited the accompanying statement of assets and liabilities of the Cornerstone Progressive Return Fund (the "Fund"), including the summary schedule of investments as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period September 10, 2007 (commencement of operations) to December 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cornerstone Progressive Return Fund as of December 31, 2010, the results of its operations, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period September 10, 2007 (commencement of operations) to December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of investments in securities as of December 31, 2010 appearing in Item 6 of this Form N-CSR is presented for the purpose of additional analysis and is not a required part of the basic financial statements. This additional information is the responsibility of the Fund's management. Such information has been subjected to the auditing procedures applied in our audit of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

TAIT, WELLER & BAKER LLP
PHILADELPHIA, PENNSYLVANIA
FEBRUARY 28, 2011

(b) Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant and Cornerstone Advisors, Inc., the registrant's investment adviser, share the same proxy voting policies and procedures. The proxy voting policies and procedures of the registrant and Cornerstone Advisors, Inc. are attached as Exhibit 99.VOTEREG.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) All information included in this Item is as of the date of the filing of this Form N-CSR, unless otherwise noted. Ralph W. Bradshaw is the portfolio manager of the registrant. Mr. Bradshaw has acted as the portfolio manager since 2007. Mr. Bradshaw is President and Chief Financial Officer of Cornerstone Advisors, Inc. and serves as President and Chairman of the Board of the registrant, Cornerstone Strategic Value Fund, Inc. and Cornerstone Total Return Fund, Inc.

(a)(2) Ralph W. Bradshaw manages two other closed-end registered investment companies: Cornerstone Strategic Value Fund, Inc. and Cornerstone Total Return Fund, Inc. As of December 31, 2010, net assets of Cornerstone Strategic Value Fund, Inc. were $64,265,689 and net assets of Cornerstone Total Return Fund, Inc. were $25,913,220. Mr. Bradshaw manages no accounts except for the registrant, Cornerstone Strategic Value Fund, Inc. and Cornerstone Total Return Fund, Inc. Mr. Bradshaw manages no accounts where the advisory fee is based on the performance of the account. No material conflicts of interest exist in connection with the portfolio manager's management of the registrant's investments, on the one hand, and the investment of the other accounts included in response to this Item, on the other.

(a)(3) Compensation of Ralph W. Bradshaw includes a fixed salary paid by Cornerstone Advisors, Inc. plus his share of the profits of Cornerstone Advisors, Inc. The profitability of Cornerstone Advisors, Inc. is primarily dependent upon the value of the assets of the registrant and other managed accounts. However, compensation is not directly based upon the registrant's performance or on the value of the registrant's assets.

(a)(4) The dollar range of equity securities in the registrant beneficially owned by the portfolio manager as of December 31, 2010 is as follows: Ralph W.
Bradshaw: $10,001 - $50,000

(b) Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable


(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH      Code of Ethics

Exhibit 99.VOTEREG       Proxy Voting Policies and Procedures

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

(Registrant)   Cornerstone Progressive Return Fund
             -------------------------------------------------------



By (Signature and Title)*         /s/ Ralph W. Bradshaw
                           -----------------------------------------

                                  Ralph W. Bradshaw, Chairman and President
                                    (Principal Executive Officer)

Date     March 8, 2011
      -------------------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Ralph W. Bradshaw
                                  ------------------------
                                   Ralph W. Bradshaw, Chairman and President
                                     (Principal Executive Officer)

Date   March 8, 2011
       -------------------------------





By (Signature and Title)* /s/ Frank J. Maresca
                          ----------------------------
                          Frank  J. Maresca,  Treasurer
                          (Principal  Financial Officer)


Date  March 8, 2011
      ----------------------------------



* Print the name and title of each signing officer under his or her signature.